Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

Note G: Long-Term Debt

December 31
(add 000)	2011	2010
6.875% Notes, due 2011	$--	$242,129
6.6% Senior Notes, due 2018	298,476	298,288
7% Debentures, due 2025	124,417	124,393
6.25% Senior Notes, due 2037	247,915	247,882
Term Loan Facility, due 2015, interest rate of 2.20% at December 31, 2011	250,000	--
Term Loan, due 2012, interest rate of 3.29% at December 31, 2010	--	111,750
Revolving Facility, interest rate of 2.64% at December 31, 2011	35,000	--
AR Credit Facility, interest rate of 1.66% at December 31, 2011	100,000	--
Other notes	4,276	6,317
Total	1,060,084	1,030,759
Less current maturities	(7,182)	(248,714)
Long-term debt	$1,052,902	$782,045

On March 31, 2011, the Corporation entered into a Credit Agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Wells Fargo Bank, N.A., Branch Banking and Trust Company, SunTrust Bank, and Bank of America, N.A., as Co-Syndication Agents, and the lenders party thereto (the "Credit Agreement"), consisting of a $250,000,000 senior unsecured term loan (the "Term Loan Facility") and a $350,000,000 four-year senior unsecured revolving facility (the "Revolving Facility", and together with the Term Loan Facility, the "Senior Unsecured Credit Facilities"). The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Borrowings under the Senior Unsecured Credit Facilities bear interest, at the Corporation's option, at rates based upon LIBOR or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid. The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.'s prime lending rate, (ii) the federal funds rate plus 0.5% and (iii) one-month LIBOR plus 1%.

The Revolving Facility expires on March 31, 2015, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date.

On March 31, 2011, the Corporation borrowed $250,000,000 under the Term Loan Facility, a portion of which was used to prepay the $111,750,000 Term Loan due 2012. The Corporation is required to make annual principal payments of $5,000,000, with the remaining outstanding principal, together with interest accrued thereon, due in full on March 31, 2015.

On March 31, 2011, the Corporation entered into the Second Amendment to Account Purchase Agreement with Wells Fargo Bank, N.A., which amended its $100,000,000 secured accounts receivable credit facility (the "AR Credit Facility"). As amended, borrowings under the AR Credit Facility bear interest at a rate equal to the one-month LIBOR plus 1.35%. Borrowings under the AR Credit Facility are limited based on the balance of the Corporation's accounts receivable; however, this limitation is not expected to reduce the availability below the $100,000,000 facility maximum. The AR Credit Facility matures on April 20, 2012.

On April 1, 2011, the Corporation borrowed $100,000,000 under the AR Credit Facility, which in addition to proceeds from the Term Loan Facility, was used to repay $242,140,000 of 6.875% Notes that matured on that date. At December 31, 2011, outstanding borrowings of $100,000,000 were classified as long-term on the consolidated balance sheet as the Corporation has the ability and intent to refinance its AR Credit Facility with borrowings that mature in more than twelve months. Currently, the Corporation is in negotiations with its lender to renew the AR Credit Facility for successive one-year terms through 2015. Furthermore, the Corporation has capacity under its Revolving Facility to refinance this debt if the AR Credit Facility cannot be renewed.

On January 23, 2012, the Corporation repurchased $20,000,000 par value of its outstanding 6.25% Senior Notes due 2037 at 90.75. This repurchase was financed with borrowings of $18,200,000 under the Corporation's Revolving Facility, which are due March 31, 2015.

In 2010, the Corporation repaid $217,590,000 of floating rate senior notes through the use of cash.

The Corporation's 6.6% Senior Notes due 2018 and 6.25% Senior Notes due 2037 (collectively, the "Senior Notes") are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation's existing and future unsubordinated indebtedness. Upon a change of control repurchase event and a below investment grade credit rating, the Corporation will be required to make an offer to repurchase all outstanding Senior Notes at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

All Debentures and Senior Notes are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue. Senior Notes are redeemable prior to their respective maturity dates. The principal amount, effective interest rate and maturity date for the Corporation's Debentures and Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$250,000	6.45%	May 1, 2037

The Corporation's Credit Agreement and AR Credit Facility, as amended, require the Corporation's ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the "Ratio") to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation maintains specified ratings on its long-term unsecured debt and the Ratio calculated without such exclusion does not exceed 3.75x. Additionally, if no amounts are outstanding under both the Revolving Facility and the AR Credit Facility, consolidated debt, including debt guaranteed by the Corporation, may be reduced by the Corporation's unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation.The Corporation was in compliance with the Ratio at December 31, 2011.

Effective February 24, 2012, the Corporation amended the Ratio to ensure that the impact of business development costs for the proposed business combination with Vulcan Materials Company ("Vulcan") (See Note R) and the seasonal working capital requirements for the newly-acquired Colorado operations do not impair liquidity available under the Corporation's Credit Agreement and AR Credit Facility. The amendment temporarily increases the maximum Ratio to 3.95x at March 31, 2012 and June 30, 2012, stepping down to 3.75x at September 30, 2012. The Ratio returns to the pre-amendment maximum of 3.50x for the December 31, 2012 calculation date. The amendment also allows the Corporation to exclude from the Ratio at March 31, 2012 and June 30, 2012 debt associated with the newly-acquired Colorado operations, which was allowed only through the March 31, 2012 calculation date prior to the amendment.

Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Corporation under the Revolving Facility. At December 31, 2011 and 2010, the Corporation had $1,963,000 of outstanding letters of credit issued under the Revolving Facility. The Corporation paid an upfront loan commitment fee to the bank group that is being amortized over the life of the Revolving Facility. Unused fees are paid on undrawn revolving balances.

The Corporation has a $10,000,000 short-term line of credit. No amounts were outstanding under this line of credit at December 31, 2011 or 2010.

The Corporation's long-term debt maturities for the five years following December 31, 2011, and thereafter are:

(add 000)
2012	$7,182
2013	6,181
2014	5,229
2015	370,207
2016	109
Thereafter	671,176
Total	$1,060,084

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements. For the years ended December 31, 2011 and 2010, the Corporation recognized $963,000 and $898,000, respectively, as additional interest expense. The ongoing amortization of the terminated value of the forward starting interest rate swap agreements will increase annual interest expense by approximately $1,000,000 until the maturity of the 6.6% Senior Notes in 2018.